Employee Benefits - Schedule of Benefit Structure Offer to Emplyees (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Successor [Member]
Change in benefit obligations
Benefit obligations at the beginning of the year	$ 15,062		$ 15,062
Actuarial (gain) / loss			1,273
Service cost		$ 1,412	2,250
Interest cost		282	444
Benefits paid			(2,491)
Other			(416)
Benefit obligations at the end of the year		16,122	16,122	$ 15,062
Current benefit obligation		2,620	2,620
Non-current benefit obligation		13,502	13,502
Change in plan assets
Fair value of plan assets at the beginning of the year
Employer contributions		1,800	2,491
Benefits paid			(2,491)
Plan assets at the end of the year
Unfunded status		$ 21,104	21,104
Predecessor [Member] | NPS Holdings Limited [Member]
Change in benefit obligations
Benefit obligations at the beginning of the year	13,290		13,290	11,581
Actuarial (gain) / loss				811
Service cost	866			1,964	$ 1,762
Interest cost	168			403	373
Benefits paid				(1,469)
Other
Benefit obligations at the end of the year				13,290	11,581
Current benefit obligation				2,552
Non-current benefit obligation				10,738
Change in plan assets
Fair value of plan assets at the beginning of the year
Employer contributions				1,469
Benefits paid				(1,469)
Plan assets at the end of the year
Unfunded status				$ 13,290